Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Financial Information [Line Items]
Administrative expenses	¥ (139,444)	$ (20,022)	¥ (122,445)	¥ (47,720)
Other (losses)/gains-net	12,433	1,785	(9,966)	(6,100)
Operating loss	(805,600)	(115,700)	(631,436)	(197,763)
Finance (costs)/income - net	10,571	1,517	578	(2,176)
Fair value loss of financial instruments with preferred rights			(674,269)	(579,286)
Net loss before income tax	(795,018)	(114,152)	(1,305,127)	(779,225)
Income tax expense	(2,037)	(292)	(1,697)
Net loss	(797,055)	(114,444)	(1,306,824)	(779,225)
Parent
Disclosure Of Financial Information [Line Items]
Administrative expenses	(41,694)	(5,987)	(43,710)	(29,540)
Other (losses)/gains-net	2,669	383
Operating loss	(39,025)	(5,604)	(43,710)	(29,540)
Finance (costs)/income - net	9,392	1,349		(2,758)
Fair value loss of financial instruments with preferred rights			(674,269)	(579,286)
Net loss before income tax	(29,633)	(4,255)	(717,979)	(611,584)
Net loss	¥ (29,633)	$ (4,255)	¥ (717,979)	¥ (611,584)